Selling and Marketing Expenses (Details) - Schedule of selling and marketing expenses - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of selling and marketing expenses [Abstract]
Payroll and related expenses	$ 3,471	$ 2,701	$ 2,385
Media costs	2,067
Share-based payment	943	299	180
Professional fees	576	461	363
Marketing	523	440	452
Amortization of and depreciation	416	39	21
Other	352	275	382
Total	$ 8,348	$ 4,215	$ 3,783